NOTE 12. STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock options valuation assumption
Date of Grant	September 24, 2015	December 28, 2015

Dividend yield (1)	None	None
Risk-free interest rate (2)	1.84%	2.05%
Volatility (3)	26%	25%
Expected Life (in years) (4)	6.08	6.08

(1)	The Company has no expectation of paying regular cash dividends on its ordinary shares.

(2)	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected term of the awards in effect at the time of grant.

(3)	The Company estimates the volatility of its ordinary shares at the date of grant based on the implied volatility of publicly traded options on the ordinary shares of companies within the same industry, with a term of two years.

(4)	The expected life of stock options granted under the Incentive Plan is based on expected exercise patterns, which the Company believes are representative of future behavior.

Summary of outstanding options
	Options Outstanding			Options Exercisable
Range of Exercise Price Per Share	Number Outstanding at December 31, 2015	Weighted Average Fair Value	Weighted Average Remaining Life (Years)	Number Exercisable at December 31, 2015	Weighted Average Exercise Price

$9.50 to $28.00	2,159,042	$5.80	5.76	1,514,056	$12.37

Summary of stock option activity
Options	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Aggregate Intrinsic Value

Outstanding at January 1, 2013	1,560,629	$12.35	7.04	$13,501
Exercised	(29,250)	$9.50
Forfeited	(16,003)	$12.25
Outstanding at December 31, 2013	1,515,376	$12.37	6.05	$11,563
Forfeited	(1,320)	$14.50
Outstanding at December 31, 2014	1,514,056	$12.37	5.05	$11,560
Granted	653,766	$28.00
Forfeited	(8,780)	$28.00
Outstanding at December 31, 2015	2,159,042	$17.04	5.76	$21,779

Summary of unvested options
Options	Number of Shares	Weighted Average Fair Value

Unvested at January 1, 2015	4,500	$5.49
Granted	653,766	8.22
Vested	(4,500)	5.49
Forfeited or exercised	(8,780)	8.32
Unvested at December 31, 2015	644,986	$8.53
Expected to vest thereafter	644,986	$8.53